                       PACIFIC SELECT ESTATE PRESERVER II

    Last Survivor Flexible Premium Variable Universal Life Insurance Policy

                    Issued by Pacific Life Insurance Company

                     Supplement dated December 17, 1999 to
                          Prospectus dated May 1, 1999

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                                              This supplement changes the Prospectus to reflect the following effective
                                              January 1, 2000:

                                              --------------------------------------------------------------------------------
Two New Variable Investment                   The two new Variable Investment Options are added to the list on page 1 of the
Options Are Available                         Prospectus and the definition of Variable Account on page 3 of the Prospectus.
                                              References to the 18 Variable Investment Options throughout the Prospectus are
 . Diversified Research                        changed to refer to 20 Variable Investment Options.
 . International Large-Cap
                                              --------------------------------------------------------------------------------
The Names of Two Variable                     The Growth Variable Investment Option is now called the Small-Cap Equity
Investment Options Are Changed                Variable Investment Option.

                                              The International Variable Investment Option is now called the International
                                              Value Variable Investment Option.

                                              These new names reflect the change in name of the underlying Portfolios of
                                              Pacific Select Fund. Throughout the Prospectus or supplement thereof, any reference to the Growth or International Portfolio, Variable Account or
                                              Variable Investment Option is changed to refer to the Small-Cap Equity or
                                              International Value Portfolio, Variable Account or Variable Investment Option,
                                              respectively.

                                              --------------------------------------------------------------------------------
An Overview of Pacific Select Estate          The following is added to the chart under Fees and Expenses Paid by the Pacific
Preserver II Is Amended                       Select Fund:

                                              -------------------------------------------------------------------------------
                                              Portfolio                 Advisory Fee    Other Expenses    Total Expenses+
                                              -------------------------------------------------------------------------------
                                              Diversified Research*        0.90%            0.05%              0.95%
                                              International Large-Cap*     1.05%            0.15%              1.20%

                                              * Expenses are estimated. There were no actual advisory fees or other expenses for these Portfolios in 1998 because the Portfolios started on January 3,
                                                2000. See page 13 of the Prospectus for information about expense caps through December 31, 2000 for these Portfolios.

                                              + Effective January 1, 2000, the Fund will implement a brokerage enhancement
                                                12b-1 plan, under which brokerage transactions may be placed with broker-
                                                dealers in return for credits that may be used to help promote distribution of Fund shares. There are no fees or charges to any Portfolio under this plan, although the Fund's Distributor may defray expenses which it would otherwise incur for distribution. If you assume the credits are a direct Fund expense, the expense would have no effect on Other Expenses shown above.

                                              The expenses for Equity Index in the chart under Fees and Expenses Paid by the
                                              Pacific Select Fund are replaced with the following:

                                              -------------------------------------------------------------------------------
                                              Portfolio                 Advisory Fee    Other Expenses    Total Expenses+
                                              -------------------------------------------------------------------------------
                                              Equity Index                 0.25%            0.05%              0.30%

                                                                                                                            1
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                                              --------------------------------------------------------------------------------
The Following Portfolios Have New             Alliance Capital Management L.P. is the Portfolio Manager of the Emerging
Portfolio Managers                            Markets Portfolio.

                                              Mercury Asset Management US is the Portfolio Manager of the Equity Index and
                                              Small-Cap Index Portfolios.

                                              --------------------------------------------------------------------------------
Your Investment Options Is                    The chart on page 13 of the Prospectus is replaced with the chart on page 3 of
Amended                                       this supplement.

                                              --------------------------------------------------------------------------------
Illustrations Is Amended                      The seventh and eighth bullet points under Assumptions are replaced:

                                              . Illustrations 1 through 8 assume total annual advisory fees and expenses of
                                                .80% of total average daily net assets of the Fund. This reflects average advisory fees of .72% and average expenses of .08% based upon fees and expenses of Portfolios available as Investment Options under the Policy.

                                              . Illustrations 9 and 10 assume total annual advisory fees and expenses of .68%
                                                of total average daily net assets of the Fund. This reflects weighted average advisory fees of .61% and weighted average expenses of .07% based upon fees and expenses of Portfolios available as Investment Options under the Policy.

                                              The second bullet point under Things to keep in mind is replaced:

                                              . After we've deducted the charges and fund expenses described in the assumptions above, the illustrated gross annual investment rates of return of
                                                0%, 6% and 12% correspond to approximate net annual rates of return of -.80%,
                                                5.15%, and 11.10% for illustrations 1 through 8 and -.68%, 5.28%, and 11.24%
                                                for illustrations 9 and 10.

                                              Illustrations 1 through 10 are replaced with pages 4 through 13 of this supplement.

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2

  THE FUND'S PROSPECTUS ACCOMPANIES THIS PROSPECTUS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                                                                   Primary Investments
Portfolio                   Objective                              (under normal circumstances)            Portfolio Manager
--------------------------------------------------------------------------------------------------------------------------------
Aggressive Equity           Capital appreciation.                   Equity securities of small             Alliance Capital
                                                                    emerging-growth companies              Management L.P.
                                                                    and medium-sized
                                                                    companies.
--------------------------------------------------------------------------------------------------------------------------------
Emerging Markets            Long-term growth of capital.            Equity securities of                   Alliance Capital
                                                                    companies that are located             Management L.P.
                                                                    in countries generally
                                                                    regarded as "emerging
                                                                    market" countries.
--------------------------------------------------------------------------------------------------------------------------------
Diversified Re-             Long-term growth of capital.            Equity securities of U.S.              Capital Guardian
search                                                              companies and securities               Trust Company
                                                                    whose principal markets
                                                                    are in the U.S.
--------------------------------------------------------------------------------------------------------------------------------
Small-Cap Equity            Growth of capital.                      Equity securities of                   Capital Guardian
(formerly called                                                    smaller and medium-sized               Trust Company
Growth)                                                             companies.
--------------------------------------------------------------------------------------------------------------------------------
International               Long-term growth of capital.            Equity securities of non-              Capital Guardian
Large-Cap                                                           U.S. companies and                     Trust Company
                                                                    securities whose principal
                                                                    markets are outside of the
                                                                    U.S.
--------------------------------------------------------------------------------------------------------------------------------
Bond and Income             Total return and income                 A wide range of fixed                  Goldman Sachs
                            consistent with prudent                 income securities with                 Asset Management
                            investment management.                  varying terms to maturity,
                                                                    with an emphasis on long-
                                                                    term bonds.
--------------------------------------------------------------------------------------------------------------------------------
Equity                      Capital appreciation.                   Equity securities of large             Goldman Sachs
                            Current income is of                    U.S. growth-oriented                   Asset Management
                            secondary importance.                   companies.
--------------------------------------------------------------------------------------------------------------------------------
Multi-Strategy              High total return.                      A mix of equity and fixed              J.P. Morgan
                                                                    income securities.                     Investment Management
                                                                                                           Inc.
--------------------------------------------------------------------------------------------------------------------------------
Equity Income               Long-term growth of capital             Equity securities of large             J.P. Morgan
                            and income.                             and medium-sized dividend-             Investment Management
                                                                    paying U.S. companies.                 Inc.
--------------------------------------------------------------------------------------------------------------------------------
Growth LT                   Long-term growth of capital             Equity securities of a                 Janus Capital
                            consistent with the                     large number of companies              Corporation
                            preservation of capital.                of any size.
--------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value               Capital appreciation.                   Equity securities of                   Lazard Asset
                                                                    medium-sized U.S.                      Management
                                                                    companies believed to be
                                                                    undervalued.
--------------------------------------------------------------------------------------------------------------------------------
Equity Index                Investment results that                 Equity securities of                   Mercury Asset
                            correspond to the total                 companies that are                     Management US
                            return of common stocks                 included in the Standard &
                            publicly traded in the U.S.             Poor's 500 Composite Stock
                                                                    Price Index.
--------------------------------------------------------------------------------------------------------------------------------
Small-Cap Index             Investment results that                 Equity securities of                   Mercury Asset
                            correspond to the total                 companies that are                     Management US
                            return of an index of small             included in the Russell
                            capitalization companies.               2000 Small Stock Index.
--------------------------------------------------------------------------------------------------------------------------------
REIT                        Current income and long-term            Equity securities of real              Morgan Stanley Asset
                            capital appreciation.                   estate investment trusts.              Management
--------------------------------------------------------------------------------------------------------------------------------
International               Long-term capital                       Equity securities of                   Morgan Stanley Asset
Value                       appreciation primarily                  companies of any size                  Management
(formerly called            through investment in equity            located in developed
International)              securities of corporations              countries outside of the
                            domiciled in countries other            U.S.
                            than the United States.
--------------------------------------------------------------------------------------------------------------------------------
Government                  Maximize total return                   Fixed income securities                Pacific Investment
Securities                  consistent with prudent                 that are issued or                     Management Company
                            investment management.                  guaranteed by the U.S.
                                                                    government, its agencies
                                                                    or government-sponsored
                                                                    enterprises.
--------------------------------------------------------------------------------------------------------------------------------
Managed Bond                Maximize total return                   Medium and high-quality                Pacific Investment
                            consistent with prudent                 fixed income securities                Management Company
                            investment management.                  with varying terms to
                                                                    maturity.
--------------------------------------------------------------------------------------------------------------------------------
Money Market                Current income consistent               Highest quality money                  Pacific Life
                            with preservation of                    market instruments
                            capital.                                believed to have limited
                                                                    credit risk.
--------------------------------------------------------------------------------------------------------------------------------
High Yield Bond             High level of current                   Fixed income securities                Pacific Life
                            income.                                 with lower and medium-
                                                                    quality credit ratings and
                                                                    intermediate to long terms
                                                                    to maturity.
--------------------------------------------------------------------------------------------------------------------------------
Large-Cap Value             Long-term growth of capital.            Equity securities of large             Salomon Brothers
                            Current income is of                    U.S. companies.                        Asset Management Inc
                            secondary importance.
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                               3
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
ILLUSTRATIONS
                                              ----------------------------------------------------------------------------------

                                              Illustration 1
                                              Death benefit Option A at current cost of insurance rates
                                              Based on average annual advisory fees and expenses of the Portfolios

                                              DEATH BENEFIT OPTION:A
                                              FACE AMOUNT:$1,500,000
                                              MALE SELECT NONSMOKER ISSUE AGE 55
                                              FEMALE SELECT NONSMOKER ISSUE AGE 55
                                              GUIDELINE PREMIUM TEST
                                              ANNUAL PREMIUM:$32,484

                                              ----------------------------------------------------------------------------------
Flexible premium survivorship                            Total
variable universal life                                  premiums
Illustration of death benefits, Accumulated   End of     paid plus            End of year DEATH BENEFIT assuming
Values and Net Cash Surrender Values.         Policy     interest at          hypothetical gross annual investment return of
                                              Year          5%                    0%                 6%                  12%
All premium payments are illustrated as if    ----------------------------------------------------------------------------------
made at the beginning of the Policy Year.      1            $34,108           $1,500,000         $1,500,000           $1,500,000
                                               2            $69,922           $1,500,000         $1,500,000           $1,500,000
This illustration assumes no Policy loans      3           $107,526           $1,500,000         $1,500,000           $1,500,000
or partial withdrawals have been made.         4           $147,011           $1,500,000         $1,500,000           $1,500,000
                                               5           $188,470           $1,500,000         $1,500,000           $1,500,000
The death benefits, Accumulated Values         6           $232,002           $1,500,000         $1,500,000           $1,500,000
and Cash Surrender Values will differ if       7           $277,710           $1,500,000         $1,500,000           $1,500,000
premiums are paid in different amounts or      8           $325,704           $1,500,000         $1,500,000           $1,500,000
frequencies.                                   9           $376,097           $1,500,000         $1,500,000           $1,500,000
                                              10           $429,010           $1,500,000         $1,500,000           $1,500,000
The hypothetical investment rates shown       15           $736,007           $1,500,000         $1,500,000           $1,500,000
above and elsewhere in this prospectus are    20         $1,127,822           $1,500,000         $1,500,000           $2,004,468
illustrative only and should not be           25         $1,627,888           $1,500,000         $1,500,000           $3,525,942
interpreted as a representation of past or    30         $2,266,113           $1,500,000         $1,978,406           $6,134,507
future investment results. Actual rates of    35         $3,080,667           $1,500,000         $2,687,518          $10,450,613
return may be more or less than those shown   ----------------------------------------------------------------------------------
and will depend on a number of factors,                  End of year                          End of year
including the investment allocations made                ACCUMULATED VALUE                    NET CASH SURRENDER VALUE
to Variable Accounts by the Owner and the     End of     assuming hypothetical gross          assuming hypothetical gross
experience of the Accounts. No                Policy     annual investment return of          annual investment return of
representation can be made by us, the         Year          0%          6%          12%          0%          6%          12%
Separate Account or the Fund that these       ----------------------------------------------------------------------------------
hypothetical rates of return can be            1          $26,532      $28,192      $29,853    $26,532      $28,192      $29,853
achieved for any one year or sustained over    2          $52,568      $57,537      $62,705    $52,568      $57,537      $62,705
any period of time.                            3          $78,081      $88,057      $98,846    $78,081      $88,057      $98,846
                                               4         $103,042     $119,779     $138,604   $103,042     $119,779     $138,604
This is an illustration only. An               5         $127,422     $152,727     $182,338   $127,422     $152,727     $182,338
illustration is not intended to predict        6         $151,302     $187,046     $230,573   $151,302     $187,046     $230,573
actual performance. Interest rates,            7         $174,886     $223,005     $284,004   $174,886     $223,005     $284,004
dividends, and values set forth in the         8         $198,209     $260,718     $343,230   $198,209     $260,718     $343,230
illustration are not guaranteed.               9         $221,273     $300,271     $408,884   $221,273     $300,271     $408,884
                                              10         $244,082     $341,760     $481,671   $244,082     $341,760     $481,671
                                              15         $368,093     $597,827   $1,001,836   $368,093     $597,827   $1,001,836
                                              20         $482,859     $921,783   $1,873,334   $482,859     $921,783   $1,873,334
                                              25         $582,449   $1,342,777   $3,358,040   $582,449   $1,342,777   $3,358,040
                                              30         $637,075   $1,884,196   $5,842,388   $637,075   $1,884,196   $5,842,388
                                              35         $580,974   $2,559,541   $9,952,965   $580,974   $2,559,541   $9,952,965
                                              ----------------------------------------------------------------------------------

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                                               --------------------------------------------------------------------------------

                                               Illustration 2
                                               Death benefit Option A at guaranteed cost of insurance rates
                                               Based on average annual advisory fees and expenses of the Portfolios

                                               DEATH BENEFIT OPTION:A
                                               FACE AMOUNT:$1,500,000
                                               MALE SELECT NONSMOKER ISSUE AGE 55
                                               FEMALE SELECT NONSMOKER ISSUE AGE 55
                                               GUIDELINE PREMIUM TEST
                                               ANNUAL PREMIUM:$32,484

                                               -----------------------------------------------------------------------------------
Flexible premium survivorship variable                    Total
universal life                                            premiums
Illustration of death benefits, Accumulated    End of     paid plus           End of year DEATH BENEFIT assuming
Values and Net Cash Surrender Values.          Policy     interest at         hypothetical gross annual investment return of
                                               Year            5%                 0%                   6%                  12%
All premium payments are illustrated as if     -----------------------------------------------------------------------------------
made at the beginning of the Policy Year.       1            $34,108          $1,500,000           $1,500,000           $1,500,000
                                                2            $69,922          $1,500,000           $1,500,000           $1,500,000
This illustration assumes no Policy loans       3           $107,526          $1,500,000           $1,500,000           $1,500,000
or partial withdrawals have been made.          4           $147,011          $1,500,000           $1,500,000           $1,500,000
                                                5           $188,470          $1,500,000           $1,500,000           $1,500,000
*Additional payment will be required to         6           $232,002          $1,500,000           $1,500,000           $1,500,000
prevent Policy termination.                     7           $277,710          $1,500,000           $1,500,000           $1,500,000
                                                8           $325,704          $1,500,000           $1,500,000           $1,500,000
The death benefits, Accumulated Values          9           $376,097          $1,500,000           $1,500,000           $1,500,000
and Cash Surrender Values will differ if       10           $429,010          $1,500,000           $1,500,000           $1,500,000
premiums are paid in different amounts or      15           $736,007          $1,500,000           $1,500,000           $1,500,000
frequencies.                                   20         $1,127,822          $1,500,000           $1,500,000           $1,912,436
                                               25         $1,627,888          $1,500,000           $1,500,000           $3,349,315
The hypothetical investment rates shown        30         $2,266,113                  $0*          $1,569,115           $5,754,205
above and elsewhere in this prospectus are     35         $3,080,667                  $0*          $2,115,294           $9,567,785
illustrative only and should not be            -----------------------------------------------------------------------------------
interpreted as a representation of past or                End of year                          End of year
future investment results. Actual rates of                ACCUMULATED VALUE                    NET CASH SURRENDER VALUE
return may be more or less than those shown    End of     assuming hypothetical gross          assuming hypothetical gross
and will depend on a number of factors,        Policy     annual investment return of          annual investment return of
including the investment allocations made      Year          0%          6%          12%          0%            6%          12%
to Variable Accounts by the Owner and the      -----------------------------------------------------------------------------------
experience of the Accounts. No                  1          $26,516      $28,175      $29,836    $26,516       $28,175      $29,836
representation can be made by us, the           2          $52,500      $57,465      $62,630    $52,500       $57,465      $62,630
Separate Account or the Fund that these         3          $77,918      $87,885      $98,664    $77,918       $87,885      $98,664
hypothetical rates of return can be             4         $102,739     $119,453     $138,253   $102,739      $119,453     $138,253
achieved for any one year or sustained over     5         $126,925     $152,185     $181,747   $126,925      $152,185     $181,747
any period of time.                             6         $150,551     $186,216     $229,656   $150,551      $186,216     $229,656
                                                7         $173,434     $221,425     $282,285   $173,434      $221,425     $282,285
This is an illustration only. An                8         $195,490     $257,792     $340,092   $195,490      $257,792     $340,092
illustration is not intended to predict         9         $216,607     $295,275     $403,574   $216,607      $295,275     $403,574
actual performance. Interest rates,            10         $236,659     $333,824     $473,298   $236,659      $333,824     $473,298
dividends, and values set forth in the         15         $330,209     $557,628     $962,423   $330,209      $557,628     $962,423
illustration are not guaranteed.               20         $369,378     $808,576   $1,787,324   $369,378      $808,576   $1,787,324
                                               25         $289,040   $1,098,891   $3,189,824   $289,040    $1,098,891   $3,189,824
                                               30               $0*  $1,494,395   $5,480,196         $0*   $1,494,395   $5,480,196
                                               35               $0*  $2,014,566   $9,112,177         $0*   $2,014,566   $9,112,177
                                               -----------------------------------------------------------------------------------
                                                                                                                                 5
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
ILLUSTRATIONS
                                                 ----------------------------------------------------------------------------------

                                                 Illustration 3
                                                 Death benefit Option B at current cost of insurance rates
                                                 Based on average annual advisory fees and expenses of the Portfolios

                                                 DEATH BENEFIT OPTION:B
                                                 FACE AMOUNT:$1,500,000
                                                 MALE SELECT NONSMOKER ISSUE AGE 55
                                                 FEMALE SELECT NONSMOKER ISSUE AGE 55
                                                 GUIDELINE PREMIUM TEST
                                                 ANNUAL PREMIUM:$121,904

                                                 ----------------------------------------------------------------------------------
Flexible premium survivorship                               Total
variable universal life                                     premiums
Illustration of death benefits, Accumulated      End of     paid plus           End of year DEATH BENEFIT assuming
Values and Net Cash Surrender Values             Policy     interest at         hypothetical gross annual investment return of
                                                 Year           5%                  0%                   6%                12%
All premium payments are illustrated as if       ----------------------------------------------------------------------------------
made at the beginning of the Policy Year.         1            $127,999         $1,606,258           $1,612,702          $1,619,146
                                                  2            $262,398         $1,711,136           $1,730,633          $1,750,898
This illustration assumes no Policy loans         3            $403,517         $1,814,606           $1,854,004          $1,896,568
or partial withdrawals have been made.            4            $551,692         $1,916,639           $1,983,031          $2,057,608
                                                  5            $707,276         $2,017,201           $2,117,937          $2,235,620
The death benefits, Accumulated Values            6            $870,638         $2,116,366           $2,259,064          $2,432,495
and Cash Surrender Values will differ if          7          $1,042,169         $2,214,375           $2,406,949          $2,650,504
premiums are paid in different amounts or         8          $1,222,277         $2,311,275           $2,561,953          $2,891,962
frequencies.                                      9          $1,411,390         $2,407,078           $2,724,419          $3,159,392
                                                 10          $1,609,958         $2,501,795           $2,894,709          $3,455,591
The hypothetical investment rates shown          15          $2,762,035         $2,981,774           $3,903,663          $5,519,942
above and elsewhere in this prospectus are       20          $4,232,409         $3,431,189           $5,176,136          $8,957,069
illustrative only and should not be              25          $6,109,021         $3,853,460           $6,810,758         $14,788,665
interpreted as a representation of past or       30          $8,504,105         $4,183,540           $8,818,950         $24,521,394
future investment results. Actual rates of       35         $11,560,906         $4,311,767          $11,178,013         $41,119,512
return may be more or less than those shown      ----------------------------------------------------------------------------------
and will depend on a number of factors,                    End of year                          End of year
including the investment allocations made                  ACCUMULATED VALUE                    NET CASH SURRENDER VALUE
to Variable Accounts by the Owner and the        End of    assuming hypothetical gross          assuming hypothetical gross
experience of the Accounts. No                   Policy    annual investment return of          annual investment return of
representation can be made by us, the            Year          0%           6%          12%          0%          6%          12%
Separate Account or the Fund that these          ----------------------------------------------------------------------------------
hypothetical rates of return can be               1          $106,258    $112,702     $119,146    $106,258    $112,702     $119,146
achieved for any one year or sustained over       2          $211,136    $230,633     $250,898    $211,136    $230,633     $250,898
any period of time.                               3          $314,606    $354,004     $396,568    $314,606    $354,004     $396,568
                                                  4          $416,639    $483,031     $557,608    $416,639    $483,031     $557,608
This is an illustration only. An                  5          $517,201    $617,937     $735,620    $517,201    $617,937     $735,620
illustration is not intended to predict           6          $616,365    $759,064     $932,495    $616,365    $759,064     $932,495
actual performance. Interest rates,               7          $714,375    $906,949   $1,150,504    $714,375    $906,949   $1,150,504
dividends, and values set forth in the            8          $811,275  $1,061,953   $1,391,962    $811,275  $1,061,953   $1,391,962
illustration are not guaranteed.                  9          $907,078  $1,224,419   $1,659,391    $907,078  $1,224,419   $1,659,391
                                                 10        $1,001,795  $1,394,709   $1,955,591  $1,001,795  $1,394,709   $1,955,591
                                                 15        $1,481,774  $2,403,663   $4,019,942  $1,481,774  $2,403,663   $4,019,942
                                                 20        $1,931,189  $3,676,136   $7,457,069  $1,931,189  $3,676,136   $7,457,069
                                                 25        $2,353,460  $5,310,758  $13,288,665  $2,353,460  $5,310,758  $13,288,665
                                                 30        $2,683,540  $7,318,951  $23,021,394  $2,683,540  $7,318,951  $23,021,394
                                                 35        $2,811,767  $9,678,013  $39,161,440  $2,811,767  $9,678,013  $39,161,440
                                                 ----------------------------------------------------------------------------------

6
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
                                                ----------------------------------------------------------------------------------

                                                Illustration 4
                                                Death benefit Option B at guaranteed cost of insurance rates
                                                Based on average annual advisory fees and expenses of the Portfolios

                                                DEATH BENEFIT OPTION:B
                                                FACE AMOUNT:$1,500,000
                                                MALE SELECT NONSMOKER ISSUE AGE 55
                                                FEMALE SELECT NONSMOKER ISSUE AGE 55
                                                GUIDELINE PREMIUM TEST
                                                ANNUAL PREMIUM:$121,904

                                                ----------------------------------------------------------------------------------
Flexible premium survivorship                                Total
variable universal life                                      premiums
Illustration of death benefits, Accumulated     End of       paid plus           End of year DEATH BENEFIT assuming
Values and Net Cash Surrender Values.           Policy       interest at         hypothetical gross annual investment return of
                                                Year             5%                  0%                 6%                 12%
All premium payments are illustrated as if      ----------------------------------------------------------------------------------
made at the beginning of the Policy Year.        1              $127,999         $1,606,242         $1,612,685          $1,619,129
                                                 2              $262,398         $1,711,065         $1,730,559          $1,750,821
This illustration assumes no Policy loans        3              $403,517         $1,814,436         $1,853,823          $1,896,376
or partial withdrawals have been made.           4              $551,692         $1,916,318         $1,982,684          $2,057,233
                                                 5              $707,276         $2,016,669         $2,117,351          $2,234,977
The death benefits, Accumulated Values           6              $870,638         $2,115,551         $2,258,153          $2,431,476
and Cash Surrender Values will differ if         7            $1,042,169         $2,212,766         $2,405,166          $2,648,523
premiums are paid in different amounts or        8            $1,222,277         $2,308,210         $2,558,562          $2,888,200
frequencies.                                     9            $1,411,390         $2,401,736         $2,718,482          $3,152,770
                                                10            $1,609,958         $2,493,177         $2,885,045          $3,444,716
The hypothetical investment rates shown         15            $2,762,035         $2,934,936         $3,847,699          $5,452,458
above and elsewhere in this prospectus are      20            $4,232,409         $3,284,582         $4,989,176          $8,713,233
illustrative only and should not be             25            $6,109,021         $3,478,727         $6,304,844         $14,077,074
interpreted as a representation of past or      30            $8,504,105         $3,367,139         $7,651,150         $22,741,492
future investment results. Actual rates of      35           $11,560,906         $2,722,811         $8,764,327         $36,905,276
return may be more or less than those shown     ----------------------------------------------------------------------------------
and will depend on a number of factors,                   End of year                          End of year
including the investment allocations made                 ACCUMULATED VALUE                    NET CASH SURRENDER VALUE
to Variable Accounts by the Owner and the       End of    assuming hypothetical gross          assuming hypothetical gross
experience of the Accounts. No                  Policy    annual investment return of          annual investment return of
representation can be made by us, the           Year          0%          6%          12%          0%          6%          12%
Separate Account or the Fund that these         ----------------------------------------------------------------------------------
hypothetical rates of return can be              1          $106,242    $112,684     $119,129    $106,242    $112,684     $119,129
achieved for any one year or sustained over      2          $211,065    $230,559     $250,821    $211,065    $230,559     $250,821
any period of time.                              3          $314,436    $353,823     $396,376    $314,436    $353,823     $396,376
                                                 4          $416,318    $482,684     $557,233    $416,318    $482,684     $557,233
This is an illustration only. An                 5          $516,669    $617,351     $734,977    $516,669    $617,351     $734,977
illustration is not intended to predict          6          $615,551    $758,153     $931,476    $615,551    $758,153     $931,476
actual performance. Interest rates,              7          $712,766    $905,166   $1,148,523    $712,766    $905,166   $1,148,523
dividends, and values set forth in the           8          $808,210  $1,058,562   $1,388,199    $808,210  $1,058,562   $1,388,199
illustration are not guaranteed.                 9          $901,736  $1,218,481   $1,652,769    $901,736  $1,218,481   $1,652,769
                                                10          $993,177  $1,385,045   $1,944,716    $993,177  $1,385,045   $1,944,716
                                                15        $1,434,936  $2,347,699   $3,952,458  $1,434,936  $2,347,699   $3,952,458
                                                20        $1,784,582  $3,489,176   $7,213,233  $1,784,582  $3,489,176   $7,213,233
                                                25        $1,978,727  $4,804,844  $12,577,074  $1,978,727  $4,804,844  $12,577,074
                                                30        $1,867,138  $6,151,150  $21,241,492  $1,867,138  $6,151,150  $21,241,492
                                                35        $1,222,811  $7,264,327  $35,147,884  $1,222,811  $7,264,327  $35,147,884
                                                ----------------------------------------------------------------------------------
                                                                                                                                 7

ILLUSTRATIONS
                                                 ----------------------------------------------------------------------------------

                                                 Illustration 5
                                                 Death benefit Option C at current cost of insurance rates
                                                 Based on average annual advisory fees and expenses of the Portfolios

                                                 DEATH BENEFIT OPTION:C
                                                 FACE AMOUNT:$1,500,000
                                                 MALE SELECT NONSMOKER ISSUE AGE 55
                                                 FEMALE SELECT NONSMOKER ISSUE AGE 55
                                                 GUIDELINE PREMIUM TEST
                                                 ANNUAL PREMIUM:$32,484

                                                 ----------------------------------------------------------------------------------
Flexible premium survivorship                              Total
variable universal life                                    premiums
Illustration of death benefits, Accumulated      End of    paid plus            End of year DEATH BENEFIT assuming
Values and Net Cash Surrender Values.            Policy    interest at          hypothetical gross annual investment return of
                                                 Year          5%                   0%                  6%                  12%
All premium payments are illustrated as if       ----------------------------------------------------------------------------------
made at the beginning of the Policy Year.         1           $34,108           $1,532,484          $1,532,484           $1,532,484
                                                  2           $69,922           $1,564,968          $1,564,968           $1,564,968
This illustration assumes no Policy loans         3          $107,526           $1,597,452          $1,597,452           $1,597,452
or partial withdrawals have been made.            4          $147,011           $1,629,936          $1,629,936           $1,629,936
                                                  5          $188,470           $1,662,420          $1,662,420           $1,662,420
The death benefits, Accumulated Values            6          $232,002           $1,694,905          $1,694,905           $1,694,905
and Cash Surrender Values will differ if          7          $277,710           $1,727,389          $1,727,389           $1,727,389
premiums are paid in different amounts or         8          $325,704           $1,759,873          $1,759,873           $1,759,873
frequencies.                                      9          $376,097           $1,792,357          $1,792,357           $1,792,357
                                                 10          $429,010           $1,824,841          $1,824,841           $1,824,841
The hypothetical investment rates shown          15          $736,007           $1,987,261          $1,987,261           $1,987,261
above and elsewhere in this prospectus are       20        $1,127,822           $2,149,682          $2,149,682           $2,149,682
illustrative only and should not be              25        $1,627,888           $2,312,102          $2,312,102           $3,492,956
interpreted as a representation of past or       30        $2,266,113           $2,474,523          $2,474,523           $6,079,140
future investment results. Actual rate's of      35        $3,080,667           $2,636,943          $2,636,943          $10,358,234
return may be more or less than those shown      ----------------------------------------------------------------------------------
and will depend on a number of factors,                    End of year                           End of year
including the investment allocations made                  ACCUMULATED VALUE                     NET CASH SURRENDER VALUE
to Variable Accounts by the Owner and the        End of    assuming hypothetical gross           assuming hypothetical gross
experience of the Accounts. No                   Policy    annual investment return of           annual investment return of
representation can be made by us, the            Year         0%          6%          12%           0%          6%          12%
Separate Account or the Fund that these          ----------------------------------------------------------------------------------
hypothetical rates of return can be               1         $26,530      $28,190      $29,851     $26,530      $28,190      $29,851
achieved for any one year or sustained over       2         $52,553      $57,521      $62,688     $52,553      $57,521      $62,688
any period of time.                               3         $78,029      $88,002      $98,789     $78,029      $88,002      $98,789
                                                  4        $102,915     $119,644     $138,460    $102,915     $119,644     $138,460
This is an illustration only. An                  5        $127,164     $152,449     $182,038    $127,164     $152,449     $182,038
illustration is not intended to predict           6        $150,834     $186,535     $230,014    $150,834     $186,535     $230,014
actual performance. Interest rates,               7        $174,165     $222,202     $283,110    $174,165     $222,202     $283,110
dividends, and values set forth in the            8        $197,194     $259,564     $341,918    $197,194     $259,564     $341,918
illustration are not guaranteed.                  9        $219,923     $298,704     $407,062    $219,923     $298,704     $407,062
                                                 10        $242,354     $339,711     $479,234    $242,354     $339,711     $479,234
                                                 15        $363,784     $592,155     $994,233    $363,784     $592,155     $994,233
                                                 20        $473,071     $908,098   $1,855,003    $473,071     $908,098   $1,855,003
                                                 25        $552,802   $1,302,161   $3,326,625    $552,802   $1,302,161   $3,326,625
                                                 30        $534,336   $1,766,821   $5,789,657    $534,336   $1,766,821   $5,789,657
                                                 35        $219,527   $2,319,765   $9,864,985    $219,527   $2,319,765   $9,864,985
                                                 ----------------------------------------------------------------------------------

                                                 -----------------------------------------------------------------------------------

                                                 Illustration 6
                                                 Death benefit Option C at guaranteed cost of insurance rates
                                                 Based on average annual advisory fees and expenses of the Portfolios

                                                 DEATH BENEFIT OPTION:C
                                                 FACE AMOUNT:$1,500,000
                                                 MALE SELECT NONSMOKER ISSUE AGE 55
                                                 FEMALE SELECT NONSMOKER ISSUE AGE 55
                                                 GUIDELINE PREMIUM TEST
                                                 ANNUAL PREMIUM:$32,484

                                                 -----------------------------------------------------------------------------------
Flexible premium survivorship                              Total
variable universal life                                    premiums
Illustration of death benefits, Accumulated      End of    paid plus            End of year DEATH BENEFIT assuming
Values and Net Cash Surrender Values.            Policy    interest at          hypothetical gross annual investment return of
                                                 Year          5%                   0%                   6%                   12%
All premium payments are illustrated as if       -----------------------------------------------------------------------------------
made at the beginning of the Policy Year.         1           $34,108           $1,532,484           $1,532,484           $1,532,484
                                                  2           $69,922           $1,564,968           $1,564,968           $1,564,968
This illustration assumes no Policy loans         3          $107,526           $1,597,452           $1,597,452           $1,597,452
or partial withdrawals have been made.            4          $147,011           $1,629,936           $1,629,936           $1,629,936
                                                  5          $188,470           $1,662,420           $1,662,420           $1,662,420
*Additional payment will be required to           6          $232,002           $1,694,905           $1,694,905           $1,694,905
prevent Policy termination.                       7          $277,710           $1,727,389           $1,727,389           $1,727,389
                                                  8          $325,704           $1,759,873           $1,759,873           $1,759,873
The death benefits, Accumulated Values            9          $376,097           $1,792,357           $1,792,357           $1,792,357
and Cash Surrender Values will differ if         10          $429,010           $1,824,841           $1,824,841           $1,824,841
premiums are paid in different amounts or        15          $736,007           $1,987,261           $1,987,261           $1,987,261
frequencies.                                     20        $1,127,822           $2,149,682           $2,149,682           $2,149,682
                                                 25        $1,627,888           $2,312,102           $2,312,102           $3,160,152
The hypothetical investment rates shown          30        $2,266,113                   $0*          $2,474,523           $5,441,306
above and elsewhere in this prospectus are       35        $3,080,667                   $0*                  $0*          $9,059,018
illustrative only and should not be              -----------------------------------------------------------------------------------
interpreted as a representation of past or                 End of year                            End of year
future investment results. Actual rates of                 ACCUMULATED VALUE                      NET CASH SURRENDER VALUE
return may be more or less than those shown      End of    assuming hypothetical gross            assuming hypothetical gross
and will depend on a number of factors,          Policy    annual investment return of            annual investment return of
including the investment allocations made        Year         0%          6%          12%            0%          6%          12%
to Variable Accounts by the Owner and the        -----------------------------------------------------------------------------------
experience of the Accounts. No                    1         $26,514     $28,173       $29,833      $26,514     $28,173       $29,833
representation can be made by us, the             2         $52,482     $57,446       $62,611      $52,482     $57,446       $62,611
Separate Account or the Fund that these           3         $77,857     $87,820       $98,596      $77,857     $87,820       $98,596
hypothetical rates of return can be               4        $102,590    $119,294      $138,084     $102,590    $119,294      $138,084
achieved for any one year or sustained over       5        $126,622    $151,858      $181,394     $126,622    $151,858      $181,394
any period of time.                               6        $150,001    $185,615      $228,998     $150,001    $185,615      $228,998
                                                  7        $172,509    $220,401      $281,151     $172,509    $220,401      $281,151
This is an illustration only. An                  8        $194,016    $256,141      $338,241     $194,016    $256,141      $338,241
illustration is not intended to predict           9        $214,348    $292,717      $400,669     $214,348    $292,717      $400,669
actual performance. Interest rates,              10        $233,300    $329,980      $468,882     $233,300    $329,980      $468,882
dividends, and values set forth in the           15        $312,739    $536,586      $936,749     $312,739    $536,586      $936,749
illustration are not guaranteed.                 20        $303,189    $724,974    $1,689,455     $303,189    $724,974    $1,689,455
                                                 25         $61,053    $796,842    $3,009,669      $61,053    $796,842    $3,009,669
                                                 30              $0*   $438,600    $5,182,196           $0*   $438,600    $5,182,196
                                                 35              $0*         $0*   $8,627,637           $0*         $0*   $8,627,637
                                                 -----------------------------------------------------------------------------------
                                                                                                                                   9

ILLUSTRATIONS
                                                --------------------------------------------------------------------------------

                                                Illustration 7
                                                Death benefit Option D at current cost of insurance rates
                                                Based on average annual advisory fees and expenses of the Portfolios

                                                DEATH BENEFIT OPTION:D
                                                FACE AMOUNT:$1,500,000
                                                MALE SELECT NONSMOKER ISSUE AGE 55
                                                FEMALE SELECT NONSMOKER ISSUE AGE 55
                                                GUIDELINE PREMIUM TEST
                                                ANNUAL PREMIUM:$32,484

                                                --------------------------------------------------------------------------------
Flexible premium survivorship                              Total
variable universal life                                    premiums
Illustration of death benefits, Accumulated     End of     paid plus          End of year DEATH BENEFIT assuming
Values and Net Cash Surrender Values.           Policy     interest at        hypothetical gross annual investment return of
                                                Year           5%                 0%                 6%                  12%
All premium payments are illustrated as if      --------------------------------------------------------------------------------
made at the beginning of the Policy Year.        1            $34,108         $1,500,000         $1,500,000           $1,500,000
                                                 2            $69,922         $1,503,000         $1,503,000           $1,503,000
This illustration assumes no policy loans        3           $107,526         $1,506,000         $1,506,000           $1,506,000
or partial withdrawals have been made.           4           $147,011         $1,510,500         $1,510,500           $1,510,500
                                                 5           $188,470         $1,516,500         $1,516,500           $1,516,500
The death benefits, Accumulated Values           6           $232,002         $1,522,500         $1,522,500           $1,522,500
and Cash Surrender Values will differ if         7           $277,710         $1,530,000         $1,530,000           $1,530,000
premiums are paid in different amounts or        8           $325,704         $1,539,000         $1,539,000           $1,539,000
frequencies.                                     9           $376,097         $1,549,500         $1,549,500           $1,549,500
                                                10           $429,010         $1,563,000         $1,563,000           $1,563,000
The hypothetical investment rates shown         15           $736,007         $1,675,500         $1,675,500           $1,675,500
above and elsewhere in this prospectus are      20         $1,127,822         $1,903,500         $1,903,500           $1,999,427
illustrative only and should not be             25         $1,627,888         $2,317,500         $2,317,500           $3,517,619
interpreted as a representation of past or      30         $2,266,113         $2,766,000         $2,766,000           $6,120,537
future investment results. Actual rates of      35         $3,080,667         $3,000,000         $3,000,000          $10,427,305
return may be more or less than those shown     --------------------------------------------------------------------------------
and will depend on a number of factors,                  End of year                          End of year
including the investment allocations made                ACCUMULATED VALUE                    NET CASH SURRENDER VALUE
to Variable Accounts by the Owner and the       End of   assuming hypothetical gross          assuming hypothetical gross
experience of the Accounts. No                  Policy   annual investment return of          annual investment return of
representation can be made by us, the           Year        0%          6%          12%          0%          6%          12%
Separate Account or the Fund that these         --------------------------------------------------------------------------------
hypothetical rates of return can be              1        $26,532      $28,192      $29,853    $26,532      $28,192      $29,853
achieved for any one year or sustained over      2        $52,568      $57,536      $62,704    $52,568      $57,536      $62,704
any period of time.                              3        $78,078      $88,054      $98,843    $78,078      $88,054      $98,843
                                                 4       $103,033     $119,769     $138,594   $103,033     $119,769     $138,594
This is an illustration only. An                 5       $127,400     $152,704     $182,312   $127,400     $152,704     $182,312
illustration is not intended to predict          6       $151,255     $186,996     $230,519   $151,255     $186,996     $230,519
actual performance. Interest rates,              7       $174,806     $222,917     $283,908   $174,806     $222,917     $283,908
dividends, and values set forth in the           8       $198,084     $260,579     $343,075   $198,084     $260,579     $343,075
illustration are not guaranteed.                 9       $221,092     $300,065     $408,650   $221,092     $300,065     $408,650
                                                10       $243,826     $341,465     $481,331   $243,826     $341,465     $481,331
                                                15       $367,066     $596,564   $1,000,260   $367,066     $596,564   $1,000,260
                                                20       $478,875     $916,802   $1,868,623   $478,875     $916,802   $1,868,623
                                                25       $560,725   $1,316,303   $3,350,114   $560,725   $1,316,303   $3,350,114
                                                30       $526,765   $1,769,001   $5,829,083   $526,765   $1,769,001   $5,829,083
                                                35       $126,445   $2,227,111   $9,930,767   $126,445   $2,227,111   $9,930,767
                                                --------------------------------------------------------------------------------

                                                ----------------------------------------------------------------------------------

                                                Illustration 8
                                                Death benefit Option D at guaranteed cost of insurance rates
                                                Based on average annual advisory fees and expenses of the Portfolios

                                                DEATH BENEFIT OPTION:D
                                                FACE AMOUNT:$1,500,000
                                                MALE SELECT NONSMOKER ISSUE AGE 55
                                                FEMALE SELECT NONSMOKER ISSUE AGE 55
                                                GUIDELINE PREMIUM TEST
                                                ANNUAL PREMIUM:$32,484

                                                ----------------------------------------------------------------------------------
Flexible premium survivorship                             Total
variable universal life                                   premiums
Illustration of death benefits, Accumulated     End of    paid plus            End of year DEATH BENEFIT assuming
Values and Net Cash Surrender Values.           Policy    interest at          hypothetical gross annual investment return of
                                                Year          5%                  0%                    6%                 12%
All premium payments are illustrated as         ----------------------------------------------------------------------------------
if made at the beginning of the Policy Year.     1           $34,108           $1,500,000           $1,500,000          $1,500,000
                                                 2           $69,922           $1,503,000           $1,503,000          $1,503,000
This illustration assumes no Policy loans        3          $107,526           $1,506,000           $1,506,000          $1,506,000
or partial withdrawals have been made.           4          $147,011           $1,510,500           $1,510,500          $1,510,500
                                                 5          $188,470           $1,516,500           $1,516,500          $1,516,500
*Additional payment will be required to          6          $232,002           $1,522,500           $1,522,500          $1,522,500
prevent Policy termination.                      7          $277,710           $1,530,000           $1,530,000          $1,530,000
                                                 8          $325,704           $1,539,000           $1,539,000          $1,539,000
The death benefits, Accumulated Values           9          $376,097           $1,549,500           $1,549,500          $1,549,500
and Cash Surrender Values will differ           10          $429,010           $1,563,000           $1,563,000          $1,563,000
if premiums are paid in different amounts or    15          $736,007           $1,675,500           $1,675,500          $1,675,500
frequencies.                                    20        $1,127,822           $1,903,500           $1,903,500          $1,903,500
                                                25        $1,627,888           $2,317,500           $2,317,500          $3,289,425
The hypothetical investment rates shown         30        $2,266,113                   $0*          $2,766,000          $5,655,137
above and elsewhere in this prospectus are      35        $3,080,667                   $0*                  $0*         $9,406,702
illustrative only and should not be             ----------------------------------------------------------------------------------
interpreted as a representation of past or                 End of year                          End of year
future investment results. Actual rates of                 ACCUMULATED VALUE                    NET CASH SURRENDER VALUE
return may be more or less than those shown     End of     assuming hypothetical gross          assuming hypothetical gross
and will depend on a number of factors,         Policy     annual investment return of          annual investment return of
including the investment allocations made       Year          0%          6%            12%         0%          6%          12%
to Variable Accounts by the Owner and the       ----------------------------------------------------------------------------------
experience of the Accounts. No                   1          $26,516     $28,175       $29,836    $26,516     $28,175       $29,836
representation can be made by us, the            2          $52,499     $57,464       $62,629    $52,499     $57,464       $62,629
Separate Account or the Fund that these          3          $77,915     $87,881       $98,660    $77,915     $87,881       $98,660
hypothetical rates of return can be              4         $102,728    $119,442      $138,241   $102,728    $119,442      $138,241
achieved for any one year or sustained over      5         $126,899    $152,158      $181,717   $126,899    $152,158      $181,717
any period of time.                              6         $150,496    $186,157      $229,592   $150,496    $186,157      $229,592
                                                 7         $173,329    $221,311      $282,161   $173,329    $221,311      $282,161
This is an illustration only. An                 8         $195,303    $257,587      $339,866   $195,303    $257,587      $339,866
illustration is not intended to predict a        9         $216,286    $294,919      $403,179   $216,286    $294,919      $403,179
ctual performance. Interest rates,              10         $236,124    $333,226      $472,628   $236,124    $333,226      $472,628
dividends, and values set forth in the          15         $325,360    $552,024      $955,896   $325,360    $552,024      $955,896
illustration are not guaranteed.                20         $338,815    $772,212    $1,753,941   $338,815    $772,212    $1,753,941
                                                25         $120,948    $892,724    $3,132,786   $120,948    $892,724    $3,132,786
                                                30               $0*   $522,395    $5,385,845         $0*   $522,395    $5,385,845
                                                35               $0*         $0*   $8,958,764         $0*         $0*   $8,958,764
                                                ----------------------------------------------------------------------------------
                                                                                                                                11

ILLUSTRATIONS
                                               -----------------------------------------------------------------------------

                                               Illustration 9
                                               Death benefit Option A at current cost of insurance rates
                                               Based on a weighted average of annual advisory fees and expenses of the
                                               Portfolios

                                               DEATH BENEFIT OPTION:A
                                               FACE AMOUNT:$1,500,000
                                               MALE SELECT NONSMOKER ISSUE AGE 55
                                               FEMALE SELECT NONSMOKER ISSUE AGE 55
                                               GUIDELINE PREMIUM TEST
                                               ANNUAL PREMIUM:$32,484

                                               -----------------------------------------------------------------------------
Flexible premium survivorship                            Total
variable universal life                                  premiums
Illustration of death benefits, Accumulated    End of    paid plus         End of year DEATH BENEFIT assuming
Values and Net Cash Surrender Values.          Policy    interest at       hypothetical gross annual investment return of
                                               Year          5%                0%                  6%                  12%
All premium payments are illustrated as if     -----------------------------------------------------------------------------
made at the beginning of the Policy Year.       1           $34,108        $1,500,000         $1,500,000          $1,500,000
                                                2           $69,922        $1,500,000         $1,500,000          $1,500,000
This illustration assumes no Policy loans       3          $107,526        $1,500,000         $1,500,000          $1,500,000
or partial withdrawals have been made.          4          $147,011        $1,500,000         $1,500,000          $1,500,000
                                                5          $188,470        $1,500,000         $1,500,000          $1,500,000
The death benefits, Accumulated Values          6          $232,002        $1,500,000         $1,500,000          $1,500,000
and Cash Surrender Values will differ if        7          $277,710        $1,500,000         $1,500,000          $1,500,000
premiums are paid in different amounts or       8          $325,704        $1,500,000         $1,500,000          $1,500,000
frequencies.                                    9          $376,097        $1,500,000         $1,500,000          $1,500,000
                                               10          $429,010        $1,500,000         $1,500,000          $1,500,000
The hypothetical investment rates shown        15          $736,007        $1,500,000         $1,500,000          $1,500,000
above and elsewhere in this prospectus are     20        $1,127,822        $1,500,000         $1,500,000          $2,037,802
illustrative only and should not be            25        $1,627,888        $1,500,000         $1,500,000          $3,602,209
interpreted as a representation of past or     30        $2,266,113        $1,500,000         $2,024,938          $6,300,010
future investment results. Actual rates of     35        $3,080,667        $1,500,000         $2,762,703         $10,791,300
return may be more or less than those shown    -----------------------------------------------------------------------------
and will depend on a number of factors,                 End of year                        End of year
including the investment allocations made               ACCUMULATED VALUE                  NET CASH SURRENDER VALUE
to Variable Accounts by the Owner and the      End of   assuming hypothetical gross        assuming hypothetical gross
experience of the Accounts. No                 Policy   annual investment return of        annual investment return of
representation can be made by us, the          Year        0%          6%          12%         0%         6%          12%
Separate Account or the Fund that these        -----------------------------------------------------------------------------
hypothetical rates of return can be             1        $26,566     $28,228      $29,891   $26,566     $28,228      $29,891
achieved for any one year or sustained over     2        $52,667     $57,645      $62,824   $52,667     $57,645      $62,824
any period of time.                             3        $78,274     $88,279      $99,100   $78,274     $88,279      $99,100
                                                4       $103,360    $120,159     $139,054  $103,360    $120,159     $139,054
This is an illustration only. An                5       $127,893    $153,313     $183,060  $127,893    $153,313     $183,060
illustration is not intended to predict         6       $151,954    $187,890     $231,656  $151,954    $187,890     $231,656
actual performance. Interest rates,             7       $175,747    $224,164     $285,552  $175,747    $224,164     $285,552
dividends, and values set forth in the          8       $199,304    $262,253     $345,367  $199,304    $262,253     $345,367
illustration are not guaranteed.                9       $222,629    $302,250     $411,754  $222,629    $302,250     $411,754
                                               10       $245,724    $344,255     $485,442  $245,724    $344,255     $485,442
                                               15       $371,571    $604,282   $1,013,864  $371,571    $604,282   $1,013,864
                                               20       $488,822    $935,328   $1,904,487  $488,822    $935,328   $1,904,487
                                               25       $591,646  $1,368,563   $3,430,676  $591,646  $1,368,563   $3,430,676
                                               30       $650,526  $1,928,513   $6,000,010  $650,526  $1,928,513   $6,000,010
                                               35       $601,108  $2,631,146  $10,277,429  $601,108  $2,631,146  $10,277,429
                                               -----------------------------------------------------------------------------

                                                  ------------------------------------------------------------------------------

                                                  Illustration 10
                                                  Death benefit Option A at guaranteed cost of insurance rates
                                                  Based on a weighted average of annual advisory fees and expenses of the
                                                  Portfolios

                                                  DEATH BENEFIT OPTION:A
                                                  FACE AMOUNT:$1,500,000
                                                  MALE SELECT NONSMOKER ISSUE AGE 55
                                                  FEMALE SELECT NONSMOKER ISSUE AGE 55
                                                  GUIDELINE PREMIUM TEST
                                                  ANNUAL PREMIUM:$32,484

                                                  ------------------------------------------------------------------------------
Flexible premium survivorship                               Total
variable  universal life                                    premiums
Illustration of death benefits, Accumulated       End of    paid plus         End of year DEATH BENEFIT assuming
Values and Net Cash Surrender Values.             Policy    interest at       hypothetical gross annual investment return of
                                                  Year          5%                0%                   6%                  12%
All premium payments are illustrated as if        ------------------------------------------------------------------------------
made at the beginning of the Policy Year.          1           $34,108        $1,500,000          $1,500,000          $1,500,000
                                                   2           $69,922        $1,500,000          $1,500,000          $1,500,000
This illustration assumes no Policy loans          3          $107,526        $1,500,000          $1,500,000          $1,500,000
or partial withdrawals have been made.             4          $147,011        $1,500,000          $1,500,000          $1,500,000
                                                   5          $188,470        $1,500,000          $1,500,000          $1,500,000
*Additional payment will be required to            6          $232,002        $1,500,000          $1,500,000          $1,500,000
prevent Policy termination.                        7          $277,710        $1,500,000          $1,500,000          $1,500,000
                                                   8          $325,704        $1,500,000          $1,500,000          $1,500,000
The death benefits, Accumulated Values             9          $376,097        $1,500,000          $1,500,000          $1,500,000
and Cash Surrender Values will differ if          10          $429,010        $1,500,000          $1,500,000          $1,500,000
premiums are paid in different amounts or         15          $736,007        $1,500,000          $1,500,000          $1,500,000
frequencies.                                      20        $1,127,822        $1,500,000          $1,500,000          $1,946,041
                                                  25        $1,627,888        $1,500,000          $1,500,000          $3,424,542
The hypothetical investment rates shown           30        $2,266,113                $0*         $1,630,790          $5,913,806
above and elsewhere in this prospectus are        35        $3,080,667                $0*         $2,204,315          $9,886,393
illustrative only and should not be               ------------------------------------------------------------------------------
interpreted as a representation of past or                  End of year                        End of year
future investment results. Actual rates of                  ACCUMULATED VALUE                  NET CASH SURRENDER VALUE
return may be more or less than those shown       End of    assuming hypothetical gross        assuming hypothetical gross
and will depend on a number of factors,           Policy    annual investment return of        annual investment return of
including the investment allocations made         Year         0%           6%          12%        0%           6%        12%
to Variable Accounts by the Owner and the         ------------------------------------------------------------------------------
experience of the Accounts. No                     1         $26,550      $28,211     $29,873   $26,550      $28,211     $29,873
representation can be made by us, the              2         $52,598      $57,573     $62,749   $52,598      $57,573     $62,749
Separate Account or the Fund that these            3         $78,111      $88,106     $98,917   $78,111      $88,106     $98,917
hypothetical rates of return can be                4        $103,056     $119,832    $138,703  $103,056     $119,832    $138,703
achieved for any one year or sustained over        5        $127,396     $152,770    $182,468  $127,396     $152,770    $182,468
any period of time.                                6        $151,202     $187,058    $230,737  $151,202     $187,058    $230,737
                                                   7        $174,292     $222,581    $283,830  $174,292     $222,581    $283,830
This is an illustration only. An                   8        $196,581     $259,323    $342,224  $196,581     $259,323    $342,224
illustration is not intended to predict            9        $217,956     $297,247    $406,437  $217,956     $297,247    $406,437
actual performance. Interest rates,               10        $238,290     $336,309    $477,060  $238,290     $336,309    $477,060
dividends, and values set forth in the            15        $333,624     $564,059    $974,525  $333,624     $564,059    $974,525
illustration are not guaranteed.                  20        $375,183     $822,390  $1,818,730  $375,183     $822,390  $1,818,730
                                                  25        $298,125   $1,127,634  $3,261,469  $298,125   $1,127,634  $3,261,469
                                                  30              $0*  $1,553,134  $5,632,196        $0*  $1,553,134  $5,632,196
                                                  35              $0*  $2,099,347  $9,415,613        $0*  $2,099,347  $9,415,613
                                                  ------------------------------------------------------------------------------
                                                                                                                              13

Form No. 15-22032-00

    Supplement dated December 17, 1999 to Prospectus Dated May 1, 1999 for
                      Pacific Select Estate Preserver II
        Last Survivor Flexible Premium Variable Life Insurance Policies
                   Issued by Pacific Life Insurance Company

In this supplement, you and your mean the     This supplement provides information about four additional Variable Investment
Policyholder or Owner. Pacific Life, we, us,  Options offered under this Policy. Each of these Investment Options is set up
and our refer to Pacific Life Insurance       as a Variable Account under our Separate Account and invests in a corresponding
Company. M Fund refers to M Fund, Inc.        Portfolio of the M Fund.
You'll find an explanation of
what capitalized terms mean in the                Variable Account I:     Brandes International Equity Fund
accompanying variable life insurance              Variable Account II:    Turner Core Growth Fund
prospectus or the M Fund prospectus.              Variable Account III:   Frontier Capital Appreciation Fund
                                                  Variable Account IV:    Enhanced U.S. Equity Fund
The M Fund is described in detail in its
prospectus and in its Statement of            You can allocate premium payments and transfer Accumulated Value to these
Additional Information (SAI).                 Variable Investment Options, as well as to the other Investment Options described in the accompanying Pacific Select Estate Preserver II prospectus.
Pacific Select Estate Preserver II is
described in detail in the accompanying       INFORMATION ABOUT M FUND
variable life insurance prospectus. Except
as described below, all features and          M Fund, Inc.
procedures of the Policy described in its     M Fund is a diversified, open-end management investment company registered with
prospectus remain intact.                     the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940. M Fund currently offers four separate Portfolios as Investment Options under the Policies. Each Portfolio pursues different investment objectives and policies. The shares of each Portfolio are purchased by us for the corresponding Variable Account at net asset value, i.e., without sales load.
                                              All dividends and capital gains distributions received from a Portfolio are automatically reinvested in such Portfolio at net asset value, unless we, on behalf of the Separate Account, elect otherwise. M Fund shares may be redeemed by us at their net asset value to the extent necessary to make payments under the Policies.

                                                                                                                             1

Your Policy's Accumulated           The following chart is a summary of the M Fund Portfolios. You'll find detailed
Value will fluctuate                descriptions of the Portfolios, including the risks associated with investing
depending on the Investment         in the Portfolios, in the M Fund prospectus. There's no guarantee that a
Options you've chosen.              Portfolio will achieve its investment objective. You should read the M Fund prospectus carefully before investing.

                                                    The Portfolio's     The Portfolio's Main
                                    Portfolio       Investment Goal     Investments                         Portfolio Manager

                                    Brandes         Long-term capital   Equity securities of foreign        Brandes Investment
                                    International   appreciation.       issuers, including common stocks,   Partners, L.P.
                                    Equity                              preferred stocks and securities
                                                                        that are convertible into common
                                                                        stocks. Focuses on stocks with
                                                                        capitalizations of $1 billion
                                                                        or more.

                                    Turner Core     Long-term capital   Common stocks that show strong      Turner Investment
                                    Growth Fund     appreciation.       earnings potential and also have    Partners, Inc.
                                                                        reasonable valuations.

                                    Frontier
                                    Capital         Maximum capital     Common stock of companies of all    Frontier Capital
                                    Appreciation    appreciation.       sizes with emphasis on stocks       Management
                                                                        companies with capitalizations of   Company, Inc.
                                                                        less than $3 billion.

                                    Enhanced U.S.   Above-market        Common stocks of U.S. companies     Franklin Portfolio
                                    Equity          total return.       which the portfolio manager         Associates LLC
                                                                        believes have the potential for
                                                                        higher rates of return than the
                                                                        Standard & Poor's 500 Composite
                                                                        Stock Price Index while having
                                                                        risks similar to those of the
                                                                        index.

We are not responsible for          M Financial Investment Advisers, Inc. (MFIA) is the investment adviser for each
the operation of the M Fund or      Portfolio of the M Fund, and has retained other firms to manage the Portfolios.
any of its Portfolios. We also      MFIA and the M Fund's Board of Directors oversee the management of all of the M
are not responsible for ensuring    Fund's Portfolios.
that the M Fund and its
Portfolios comply with any
laws that apply.

You'll find more information about Policy     Fees and Expenses Paid by the M Fund
charges in An Overview of Pacific Select      The M Fund pays advisory fees and other expenses. These are deducted from the
Estate Preserver II in the accompanying       assets of each Portfolio and may vary from year to year. They are not fixed and
variable life insurance prospectus.           are not part of the terms of your Policy. If you choose a Variable Investment
                                              Option, these fees and expenses affect you indirectly because they reduce
You'll find more about M Fund fees and        Portfolio returns.
expenses in the accompanying
M Fund prospectus.                            M Fund's expenses are assessed at the Fund level and are not direct charges against the Variable Accounts or the Policy's Accumulated Value. These expenses are taken into account in computing each Portfolio's net asset value. We in turn use each Portfolio's net asset value to compute the corresponding Variable
                                              Account's Accumulation Unit Value.

                                              . Advisory fee
                                                MFIA is the investment adviser to the M Fund. The M Fund pays an advisory fee to MFIA for these services. The table below shows the advisory fee as an annual percentage of each Portfolio's average daily net assets.

                                              . Other expenses
                                                The table also shows expenses the M Fund paid in 1998 as an annual percentage of each Portfolio's average daily net assets. MFIA has agreed to pay operating expenses of the M Fund (not including brokerage or other Portfolio transaction expenses, expenses for litigation, indemnification, taxes, or other extraordinary expenses) that exceed 0.25% of each Portfolio's average daily net assets. MFIA does this voluntarily, but does not guarantee that it will continue to do so after December 31, 1999.

                                              M Fund Expenses after Expense Limitation/1/

                                                                             Advisory   Other       Total
                                                                             fee        expenses    expenses
                                                                             --------   --------    --------
                                              Brandes International Equity    1.05%      0.25%       1.30%
                                              Turner Core Growth              0.45%      0.25%       0.70%
                                              Frontier Capital Appreciation   0.90%      0.25%       1.15%
                                              Enhanced U.S. Equity            0.55%      0.25%       0.80%

                                              /1/ Actual expenses for 1998 were 3.57% for Brandes International Equity
                                              Portfolio, 3.42% for Turner Core Growth Portfolio, 1.75% for Frontier Capital
                                              Appreciation Portfolio, and 2.34% for Enhanced U.S. Equity Portfolio. MFIA paid the difference.

                                              Statements and reports we'll send you
                                              We'll send you financial statements that we receive from M Fund.

The rights we describe in the                 Voting rights
accompanying variable life insurance          We're the legal owner of the shares of the M Fund that are held by the Variable
prospectus under Disregard of Voting          Accounts. The voting rights we describe in the Voting of Fund Shares section of
Instructions and Substitution of              the accompanying variable life insurance prospectus and how we'll exercise them
Investments also apply to the M Fund.         also apply to the M Fund.

                                                                                                                             3

ILLUSTRATIONS

                                              --------------------------------------------------------------------------------
If you ask us, we'll provide you with         Illustrations 1 and 2, which appear on the following pages, illustrate how the
different kinds of illustrations:             death benefit, Accumulated Value and Net Cash Surrender Value of a hypothetical
 . Illustrations similar to the ones in the    Policy may vary over an extended period of time, based on certain hypothetical
  prospectus and this supplement, but         rates of return.
  based on information you give us about
  the Ages of the two people to be            These illustrations are based on a hypothetical Policy with the following
  insured by the Policy, their risk           characteristics:
  classes, the Face Amount, the death
  benefit and premium payments.               . the Face Amount is $1,500,000

 . Illustrations that show the allocation      . the annual premium is $32,484
  of premium payments to specified Variable
  Accounts. These will reflect the            . on the Policy Date, the people insured by the Policy are expenses of the Portfolio in which the
  Variable Account invests.                   - a 55-year old male select nonsmoker

 . Illustrations that use a hypothetical       - a 55-year old female select nonsmoker
  gross rate of return that's greater than
  12%. These are available only to certain    The cost of insurance rates vary by illustration, as follows:
  large institutional investors.              ----------------------------------------------
                                                                      Cost of insurance rate
                                              ----------------------------------------------
                                              Illustration 1          Current
                                              Illustration 2          Guaranteed
                                              ----------------------------------------------

                                              Assumptions
                                              The illustrations are based on the guideline premium test. Here are the assumptions we're using:

                                              . The hypothetical rates of return are equal to constant gross annual rates of
                                                0%, 6% and 12%.

                                              . All premium payments are made at the beginning of the Policy Year.

                                              . An amount equal to the annual premium, after taxes, is invested to earn interest at 5% compounded annually for the second column of each table, Total premiums paid plus interest at 5%, which shows the amount that would accumulate.

                                              . No Policy loans have been taken out.

                                              . The amounts shown for the death benefits, Accumulated Values and Net Cash
                                                Surrender Values reflect charges deducted from the Variable Accounts. This means that the net investment return on the Variable Accounts is lower than the gross investment return on the assets.

                                              . The amounts shown for the death benefits, Accumulated Values and Net Cash
                                                Surrender Values also reflect premium loads, administrative charges and mortality and expense risk charges.

The Pacific Select Fund's investment          . The Illustrations assume total annual advisory fees and expenses of .80% of
advisory fees and expenses are shown            total average daily net assets of the Fund. This reflects average advisory
in An Overview of Pacific Select Estate         fees of .69% and average expenses of .11% based upon fees and expenses of
Preserver II.                                   Portfolios available as Investment Options under the Policy.

The M Fund's investment advisory fees         . There are no charges against the Variable Accounts for income taxes but we
and expenses are shown on page 3 of             reserve the right to impose charges in the future.
this supplement.
                                              Things to keep in mind
                                              Here are a few things to keep in mind when reviewing the illustrations:

                                              . The values shown would be different if, although the gross annual investment rates of return averaged 0%, 6% or 12% over a period of years, they also rose above or fell below those averages for individual Policy years.

                                              . After we've deducted the charges and fund expenses described in the assumptions above, the illustrated gross annual investment rates of return of
                                                0%, 6% and 12% correspond to approximate net annual rates of return of -.80%,
                                                5.15%, and 11.10%.

                                              . The amounts shown would be different if unisex insurance rates were used or if the people were insured by the Policy were females and insurance rates for females were used.

                                              . For the illustration that assumes current cost of insurance rates, the amounts shown would be different if either person insured by the Policy was a smoker and rates for smokers were used.

                                              . The Portfolio expenses used in the illustrations do not include foreign taxes.
                                                Here's what foreign taxes were for the year ended December 31, 1998:

                                              -------------------------------------------------------
                                                                                Percentage of average
                                              Portfolio                         daily net assets
                                              -------------------------------------------------------
                                              Pacific Select Fund:
                                               Aggressive Equity                    0.01%
                                               Growth LT                            0.01%
                                               Equity Income                        0.01%
                                               Equity Index                         0.01%
                                               International                        0.23%
                                               Emerging Markets                     0.26%
                                              M Fund:
                                               Brandes International Equity         0.18%
                                              -------------------------------------------------------

                                                                                                                             5

                                              --------------------------------------------------------------------------------

                                              Illustration 1
                                              Death benefit Option A at current cost of insurance rates
                                              Based on average annual advisory fees and expenses of the Portfolios

                                              DEATH BENEFIT OPTION:A
                                              FACE AMOUNT:$1,500,000
                                              MALE NONSMOKER ISSUE AGE 55
                                              FEMALE NONSMOKER ISSUE AGE 55
                                              ANNUAL PREMIUM:$32,484

                                              ---------------------------------------------------------------------------------
Flexible premium survivorship                               Total
variable universal life                                     premiums
Illustration of death benefits, Accumulated   End of        paid plus         End of year DEATH BENEFIT assuming
Values and Net Cash Surrender Values.         Policy        interest at       hypothetical gross annual investment return of
                                              Year             5%                 0%                 6%                12%
All premium payments are illustrated as if    --------------------------------------------------------------------------------
made at the beginning of the Policy Year.      1               $34,108        $1,500,000         $1,500,000         $1,500,000
                                               2               $69,922        $1,500,000         $1,500,000         $1,500,000
This illustration assumes no Policy loans      3              $107,526        $1,500,000         $1,500,000         $1,500,000
or Partial Withdrawals have been made.         4              $147,011        $1,500,000         $1,500,000         $1,500,000
                                               5              $188,470        $1,500,000         $1,500,000         $1,500,000
The death benefits, Accumulated Values         6              $232,002        $1,500,000         $1,500,000         $1,500,000
and Net Cash Surrender Values will differ      7              $277,710        $1,500,000         $1,500,000         $1,500,000
if premiums are paid in different amounts      8              $325,704        $1,500,000         $1,500,000         $1,500,000
or frequencies.                                9              $376,097        $1,500,000         $1,500,000         $1,500,000
                                              10              $429,010        $1,500,000         $1,500,000         $1,500,000
The hypothetical investment rates shown       15              $736,007        $1,500,000         $1,500,000         $1,500,000
above and elsewhere in this prospectus        20            $1,127,822        $1,500,000         $1,500,000         $1,996,218
are illustrative only and should not be       25            $1,627,888        $1,500,000         $1,500,000         $3,507,128
interpreted as a representation of past or    30            $2,266,113        $1,500,000         $1,966,929         $6,093,817
future investment results. Actual rates of    35            $3,080,667        $1,500,000         $2,669,040        $10,367,141
return may be more or less than those         --------------------------------------------------------------------------------
shown and will depend on a number of                   End of year                          End of year
factors, including the investment                      ACCUMULATED VALUE                    NET CASH SURRENDER VALUE
allocations made to Variable Accounts by      End of   assuming hypothetical gross          assuming hypothetical gross
the Owner and the experience of the           Policy   annual investment return of          annual investment return of
Accounts. No representation can be            Year        0%          6%          12%          0%          6%          12%
made by us, the Separate Account or the       --------------------------------------------------------------------------------
underlying funds that these hypothetical       1        $26,524      $28,183      $29,844    $26,524      $28,183      $29,844
rates of return can be achieved for any        2        $52,544      $57,510      $62,675    $52,544      $57,510      $62,675
one year or sustained over any period of       3        $78,032      $88,001      $98,783    $78,032      $88,001      $98,783
time.                                          4       $102,962     $119,684     $138,491   $102,962     $119,684     $138,491
                                               5       $127,304     $152,581     $182,157   $127,304     $152,581     $182,157
This is an illustration only. An               6       $151,139     $186,836     $230,303   $151,139     $186,836     $230,303
illustration is not intended to predict        7       $174,671     $222,716     $283,618   $174,671     $222,716     $283,618
actual performance. Interest rates,            8       $197,936     $260,335     $342,697   $197,936     $260,335     $342,697
dividends, and values set forth in the         9       $220,936     $299,778     $408,170   $220,936     $299,778     $408,170
illustration are not guaranteed.              10       $243,673     $341,138     $480,732   $243,673     $341,138     $480,732
                                              15       $367,228     $596,224     $998,851   $367,228     $596,224     $998,851
                                              20       $481,380     $918,428   $1,865,624   $481,380     $918,428   $1,865,624
                                              25       $580,174   $1,336,411   $3,340,122   $580,174   $1,336,411   $3,340,122
                                              30       $633,759   $1,873,266   $5,803,636   $633,759   $1,873,266   $5,803,636
                                              35       $576,026   $2,541,943   $9,873,468   $576,026   $2,541,943   $9,873,468
                                              --------------------------------------------------------------------------------

                                              --------------------------------------------------------------------------------

                                              Illustration 2
                                              Death benefit Option A at guaranteed cost of insurance rates
                                              Based on average annual advisory fees and expenses of the Portfolios

                                              DEATH BENEFIT OPTION:A
                                              FACE AMOUNT:$1,500,000
                                              MALE NONSMOKER ISSUE AGE 55
                                              FEMALE NONSMOKER ISSUE AGE 55
                                              ANNUAL PREMIUM:$32,484

                                              ---------------------------------------------------------------------------------
Flexible premium survivorship                           Total
variable universal life                                 premiums
Illustration of death benefits, Accumulated   End of    paid plus            End of year DEATH BENEFIT assuming
Values and Net Cash Surrender Values.         Policy    interest at          hypothetical gross annual investment return of
                                              Year        5%                     0%                  6%                 12%
All premium payments are illustrated as if    --------------------------------------------------------------------------------
made at the beginning of the Policy Year.      1           $34,108           $1,500,000          $1,500,000         $1,500,000
                                               2           $69,922           $1,500,000          $1,500,000         $1,500,000
This illustration assumes no Policy loans      3          $107,526           $1,500,000          $1,500,000         $1,500,000
or Partial Withdrawals have been made.         4          $147,011           $1,500,000          $1,500,000         $1,500,000
                                               5          $188,470           $1,500,000          $1,500,000         $1,500,000
*Additional payment will be required to        6          $232,002           $1,500,000          $1,500,000         $1,500,000
prevent Policy termination.                    7          $277,710           $1,500,000          $1,500,000         $1,500,000
                                               8          $325,704           $1,500,000          $1,500,000         $1,500,000
The death benefits, Accumulated Values         9          $376,097           $1,500,000          $1,500,000         $1,500,000
and Net Cash Surrender Values will differ     10          $429,010           $1,500,000          $1,500,000         $1,500,000
if premiums are paid in different amounts     15          $736,007           $1,500,000          $1,500,000         $1,500,000
or frequencies.                               20        $1,127,822           $1,500,000          $1,500,000         $1,904,114
                                              25        $1,627,888           $1,500,000          $1,500,000         $3,330,747
The hypothetical investment rates shown       30        $2,266,113                   $0*         $1,553,661         $5,714,953
above and elsewhere in this prospectus        35        $3,080,667                   $0*         $2,093,146         $9,489,703
are illustrative only and should not be       --------------------------------------------------------------------------------
interpreted as a representation of past or              End of year                          End of year
future investment results. Actual rates of              ACCUMULATED VALUE                    NET CASH SURRENDER VALUE
return may be more or less than those         End of    assuming hypothetical gross          assuming hypothetical gross
shown and will depend on a number of          Policy    annual investment return of          annual investment return of
factors, including the investment             Year         0%          6%         12%            0%          6%         12%
allocations made to Variable Accounts by      --------------------------------------------------------------------------------
the Owner and the experience of the            1         $26,508      $28,167     $29,827     $26,508      $28,167     $29,827
Accounts. No representation can be             2         $52,475      $57,438     $62,600     $52,475      $57,438     $62,600
made by us, the Separate Account or the        3         $77,870      $87,829     $98,601     $77,870      $87,829     $98,601
underlying funds that these hypothetical       4        $102,660     $119,358    $138,141    $102,660     $119,358    $138,141
rates of return can be achieved for any        5        $126,808     $152,039    $181,566    $126,808     $152,039    $181,566
one year or sustained over any period of       6        $150,389     $186,006    $229,386    $150,389     $186,006    $229,386
time.                                          7        $173,220     $221,137    $281,900    $173,220     $221,137    $281,900
                                               8        $195,218     $257,411    $339,561    $195,218     $257,411    $339,561
This is an illustration only. An               9        $216,271     $294,784    $402,861    $216,271     $294,784    $402,861
illustration is not intended to predict       10        $236,253     $333,205    $472,361    $236,253     $333,205    $472,361
actual performance. Interest rates,           15        $329,361     $556,032    $959,419    $329,361     $556,032    $959,419
dividends, and values set forth in the        20        $367,940     $805,158  $1,779,546    $367,940     $805,158  $1,779,546
illustration are not guaranteed.              25        $286,798   $1,091,804  $3,172,140    $286,798   $1,091,804  $3,172,140
                                              30              $0*  $1,479,677  $5,442,813          $0*  $1,479,677  $5,442,813
                                              35              $0*  $1,993,473  $9,037,813          $0*  $1,993,473  $9,037,813
                                              --------------------------------------------------------------------------------

                                                                                                                             7

Form No. 15-21536-01